Equity affiliates, other investments and related parties - Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance sheet
Receivables: Debtors and other debtors	$ 876	$ 1,144	$ 1,231
Loans (excl. loans to equity accounted for affiliates)	428	232	184
Payables: Creditors and other creditors	1,324	1,068	1,610
Payables: Debts	1	1	5
Statement of income
Sales	5,408	7,222	6,806
Purchases	(13,424)	(15,574)	(25,656)
Financial income	13	3	3
Financial expense	$ (6)	$ (5)	$ (9)